INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2014	2013
Handsets and accessories	5,971	7,436
SIM cards and prepaid phone cards	897	395
Spare parts for telecommunication equipment	301	305
Advertising and other materials	341	362

Total inventory and spare parts	7,510	8,498